[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]



September 10, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 796 (the "Trust")
         (File Nos. 811-02754 and 333-152469)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of one underlying unit investment trust portfolio, Balanced Market Allocation Strategy 2008-4. A previous series of the Trust had been submitted on behalf of Van Kampen Unit Trusts, Series 778 (File No. 333-150557) and declared effective by the Commission on June 24, 2008. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with the previous series of the Trust referenced above, and like such previous series, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of exchange-traded funds organized as open-end funds.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end funds, as noted above. The most recent such filing was declared effective by the Commission on August 21, 2008, with respect to Van Kampen Unit Trust, Series 786 (File No. 333-152179).

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective on or about September 23, 2008.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust.

Please telephone the undersigned at (212) 318-6877 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ Gary D. Rawitz

Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP